Commitments (Details 3) - Co-location, bandwidth fees and marketing expenses - CNY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Commitments
No later than 1 year	¥ 2,089	¥ 884
Later than 1 year and no later than 5 years	3,045	2,523
Total	¥ 5,134	¥ 3,407